SEC Registration Nos.
Nos. 811-10045 and 333-44064

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 25            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 28                         XX

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 X  Immediately upon filing pursuant to paragraph (b)

__on, [date] pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

__on, [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

__on, [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This filing relates solely to Calvert Global Water Fund, Classes A, C and Y.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 23rd day of February 2011.

CALVERT IMPACT FUND, INC.

By:

___________**_________________
Barbara Krumsiek
Senior Vice President and Director

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 23rd day of February 2011 by the following persons in the capacities indicated.

Signature	Title

__________**____________ D. WAYNE SILBY	PRESIDENT AND DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND DIRECTOR

__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR.	TRUSTEE/DIRECTOR

__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ MILES DOUGLAS HARPER, III	DIRECTOR

**By: /s/ Lancelot A. King
                Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 23, January 31, 2011, accession number 0001121624-11-000002.

Calvert Impact Fund, Inc.
Post-Effective Amendment No. 28
Registration No. 333-44064
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def